Derivative financial instruments - Schedule of maturity profile of financing derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	£ 429	£ 587
Liabilities	(1,293)	(1,013)
Total	(864)	(426)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	363	298
Liabilities	(1,119)	(991)
Total	(756)	(693)
Financing derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Assets	100	34
Liabilities	(93)	(136)
Total	7	(102)
Financing derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Assets	263	264
Liabilities	(1,026)	(855)
Total	(763)	(591)
Financing derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Assets	13	6
Liabilities	(100)	(29)
Total	(87)	(23)
Financing derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Assets	15	28
Liabilities	(96)	(39)
Total	(81)	(11)
Financing derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Assets	32	0
Liabilities	(11)	(26)
Total	21	(26)
Financing derivatives | In 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Assets	14	12
Liabilities	(107)	(16)
Total	(93)	(4)
Financing derivatives | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Assets	189	218
Liabilities	(712)	(745)
Total	£ (523)	£ (527)